Loans and Financial Liabilities - Undrawn Borrowing Facilities - Additional Information (Details) $ in Thousands, € in Millions	3 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received | $	$ 2,275,886		$ 2,274,651
Undrawn borrowing facilities		€ 167.5
Undrawn borrowing facilities scheduled for delivery	four Longships scheduled for delivery in 2026 and one Longship-Seine scheduled for delivery in 2025
Four Longships
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities		167.5
One Longship-Seine
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities		€ 167.5